Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.1%)
U.S. Government Securities (4.8%)
	U.S. Treasury Note/Bond	0.125%	10/31/22	3,600	3,598
	U.S. Treasury Note/Bond	0.250%	4/15/23	15,000	15,028
	U.S. Treasury Note/Bond	0.625%	3/31/27	22,000	22,062
	U.S. Treasury Note/Bond	5.250%	2/15/29	27,875	37,997
	U.S. Treasury Note/Bond	1.500%	2/15/30	28,000	29,680
[1]	U.S. Treasury Note/Bond	0.625%	5/15/30	50,000	48,945
	U.S. Treasury Note/Bond	0.625%	8/15/30	40,000	39,063
[1,2]	U.S. Treasury Note/Bond	4.500%	2/15/36	75,000	110,578
	U.S. Treasury Note/Bond	4.750%	2/15/37	50,000	76,649
[1]	U.S. Treasury Note/Bond	1.125%	8/15/40	84,390	79,961
[1,2,3]	U.S. Treasury Note/Bond	4.750%	2/15/41	70,000	112,055
	U.S. Treasury Note/Bond	3.750%	8/15/41	5,094	7,248
[1]	U.S. Treasury Note/Bond	2.875%	5/15/43	35,000	44,242
[1,2]	U.S. Treasury Note/Bond	3.000%	11/15/44	55,000	71,096
[1]	U.S. Treasury Note/Bond	3.000%	11/15/45	8,308	10,783
[1,2]	U.S. Treasury Note/Bond	2.375%	11/15/49	100,000	117,047
[1]	U.S. Treasury Note/Bond	1.250%	5/15/50	96,000	86,625
	U.S. Treasury Note/Bond	1.375%	8/15/50	43,885	41,092
[1,2]	U.S. Treasury Strip Principal	0.000%	2/15/48	45,000	28,315
					982,064
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	50,680
	Tennessee Valley Authority	4.250%	9/15/65	10,000	14,472
					65,152
Nonconventional Mortgage-Backed Securities (0.0%)
[4]	Ginnie Mae	3.000%	8/20/47	4	4
Total U.S. Government and Agency Obligations (Cost $975,443)					1,047,220
Corporate Bonds (80.2%)
Communications (8.1%)
	Activision Blizzard Inc.	2.500%	9/15/50	3,390	3,050
	Alphabet Inc.	1.900%	8/15/40	25,925	24,220
	Alphabet Inc.	2.050%	8/15/50	30,715	27,667
	Alphabet Inc.	2.250%	8/15/60	19,855	17,586
	America Movil SAB de CV	4.375%	4/22/49	49,405	60,141
	AT&T Inc.	3.500%	6/1/41	12,300	12,415
	AT&T Inc.	3.100%	2/1/43	20,910	19,839
	AT&T Inc.	4.350%	6/15/45	238	262
	AT&T Inc.	4.500%	3/9/48	3,152	3,508
	AT&T Inc.	3.650%	6/1/51	8,290	8,116
	AT&T Inc.	3.300%	2/1/52	31,415	28,868
[5]	AT&T Inc.	3.550%	9/15/55	3,213	3,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	AT&T Inc.	3.650%	9/15/59	611	581
	AT&T Inc.	3.850%	6/1/60	8,255	8,080
[5,6]	Cable One Inc.	4.000%	11/15/30	135	137
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	264	278
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	50	51
	Comcast Corp.	5.650%	6/15/35	29,942	41,945
	Comcast Corp.	6.500%	11/15/35	4,320	6,511
	Comcast Corp.	3.200%	7/15/36	16,810	18,578
	Comcast Corp.	3.900%	3/1/38	39,335	46,188
	Comcast Corp.	6.400%	5/15/38	3,452	5,182
	Comcast Corp.	4.600%	10/15/38	54,153	68,589
	Comcast Corp.	3.250%	11/1/39	3,000	3,287
	Comcast Corp.	3.750%	4/1/40	8,040	9,364
	Comcast Corp.	4.650%	7/15/42	1,000	1,292
	Comcast Corp.	4.500%	1/15/43	1,184	1,487
	Comcast Corp.	4.750%	3/1/44	59,170	77,194
	Comcast Corp.	4.600%	8/15/45	29,645	38,166
	Comcast Corp.	3.400%	7/15/46	20,295	22,287
	Comcast Corp.	4.000%	8/15/47	18,875	22,588
	Comcast Corp.	3.969%	11/1/47	85,688	101,876
	Comcast Corp.	4.000%	3/1/48	25,340	30,270
	Comcast Corp.	4.700%	10/15/48	54,270	72,121
	Comcast Corp.	3.999%	11/1/49	28,176	33,806
	Comcast Corp.	3.450%	2/1/50	13,230	14,654
	Comcast Corp.	2.800%	1/15/51	12,285	12,144
	Comcast Corp.	2.450%	8/15/52	2,000	1,824
	Comcast Corp.	4.049%	11/1/52	33,810	41,215
	Comcast Corp.	4.950%	10/15/58	85,850	123,468
[5]	CSC Holdings LLC	5.375%	2/1/28	245	260
[5]	CSC Holdings LLC	6.500%	2/1/29	195	216
[5]	CSC Holdings LLC	5.750%	1/15/30	230	245
[5]	CSC Holdings LLC	4.625%	12/1/30	156	156
[5]	Deutsche Telekom AG	3.625%	1/21/50	3,180	3,457
	Discovery Communications LLC	4.650%	5/15/50	12,440	13,945
[5]	Expedia Group Inc.	6.250%	5/1/25	85	93
[5]	Expedia Group Inc.	4.625%	8/1/27	105	110
	Fox Corp.	5.576%	1/25/49	966	1,307
[5]	Frontier Communications Corp.	5.875%	10/15/27	45	46
[5]	Gray Television Inc.	4.750%	10/15/30	45	44
	Lamar Media Corp.	5.750%	2/1/26	55	57
	Lamar Media Corp.	3.750%	2/15/28	80	80
	Lamar Media Corp.	4.875%	1/15/29	40	42
	Lamar Media Corp.	4.000%	2/15/30	98	99
[5]	Level 3 Financing Inc.	4.625%	9/15/27	353	360
[5]	Level 3 Financing Inc.	4.250%	7/1/28	95	96
[5]	Level 3 Financing Inc.	3.625%	1/15/29	115	111
	NBCUniversal Media LLC	5.950%	4/1/41	16,947	25,048
	NBCUniversal Media LLC	4.450%	1/15/43	22,650	28,535
[5]	Netflix Inc.	3.625%	6/15/25	290	301
[5]	Nexstar Broadcasting Inc.	5.625%	7/15/27	182	190
[5]	Nexstar Broadcasting Inc.	4.750%	11/1/28	130	132
[5]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	70	71
[5]	Sirius XM Radio Inc.	4.625%	7/15/24	104	107
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	99	104
	Sprint Corp.	7.125%	6/15/24	345	396
	Sprint Corp.	7.625%	3/1/26	60	73
[5]	Switch Ltd.	3.750%	9/15/28	50	50
[5]	Tegna Inc.	4.750%	3/15/26	115	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	4.665%	3/6/38	950	1,084
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	2,812
[5]	Tencent Holdings Ltd.	3.925%	1/19/38	33,420	37,793
[5]	Tencent Holdings Ltd.	3.240%	6/3/50	12,130	12,093
[5]	Tencent Holdings Ltd.	3.290%	6/3/60	4,100	4,149
	Time Warner Cable LLC	6.550%	5/1/37	11,975	15,560
	T-Mobile USA Inc.	4.500%	2/1/26	225	231
[5]	T-Mobile USA Inc.	4.375%	4/15/40	5,910	6,820
[5]	T-Mobile USA Inc.	3.000%	2/15/41	12,930	12,554
[5]	T-Mobile USA Inc.	4.500%	4/15/50	5,815	6,788
[5]	T-Mobile USA Inc.	3.300%	2/15/51	19,660	18,908
[5]	T-Mobile USA Inc.	3.600%	11/15/60	6,010	5,841
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,837	3,854
	TWDC Enterprises 18 Corp.	7.550%	7/15/93	15,662	18,017
[5]	Twitter Inc.	3.875%	12/15/27	270	283
	Verizon Communications Inc.	4.500%	8/10/33	10,000	12,423
[7]	Verizon Communications Inc.	1.875%	11/3/38	500	637
	Verizon Communications Inc.	4.812%	3/15/39	20,605	26,545
	Verizon Communications Inc.	4.862%	8/21/46	14,990	19,806
	Verizon Communications Inc.	4.522%	9/15/48	530	684
	Verizon Communications Inc.	4.672%	3/15/55	40,585	53,857
[5]	Verizon Communications Inc.	2.987%	10/30/56	3,397	3,435
	ViacomCBS Inc.	4.200%	5/19/32	3,000	3,448
	ViacomCBS Inc.	4.900%	8/15/44	2,596	2,943
[5]	Virgin Media Finance plc	5.000%	7/15/30	50	50
[5]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	120	120
[5]	Vmed O2 UK Financing I plc	4.250%	1/31/31	105	105
	Vodafone Group plc	5.250%	5/30/48	2,090	2,706
	Walt Disney Co.	6.200%	12/15/34	3,326	4,863
	Walt Disney Co.	6.400%	12/15/35	17,218	25,758
	Walt Disney Co.	6.650%	11/15/37	2,650	3,957
	Walt Disney Co.	4.625%	3/23/40	11,720	14,717
	Walt Disney Co.	3.500%	5/13/40	56,715	63,152
	Walt Disney Co.	4.750%	9/15/44	5,474	6,892
	Walt Disney Co.	2.750%	9/1/49	78,835	75,730
	Walt Disney Co.	3.600%	1/13/51	77,016	85,411
	Walt Disney Co.	3.800%	5/13/60	9,174	10,482
[5]	WMG Acquisition Corp.	3.000%	2/15/31	90	85
[7]	WPP Finance SA	3.750%	5/19/32	1,000	1,429
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	100	98
[5]	Zayo Group Holdings Inc.	6.125%	3/1/28	50	51
					1,653,882
Consumer Discretionary (5.5%)
[5]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	61	63
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	140	141
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	270	273
[5,6]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	100	99
[5,6]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	135	134
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	36,010
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	18,209
	Alibaba Group Holding Ltd.	4.400%	12/6/57	25,180	32,497
	Amazon.com Inc.	4.800%	12/5/34	8,154	11,069
	Amazon.com Inc.	3.875%	8/22/37	50,000	60,983
	Amazon.com Inc.	4.950%	12/5/44	6,000	8,447
	Amazon.com Inc.	4.050%	8/22/47	93,075	118,053
	Amazon.com Inc.	2.500%	6/3/50	18,520	18,319
	Amazon.com Inc.	4.250%	8/22/57	49,348	65,072
	Amazon.com Inc.	2.700%	6/3/60	20,830	21,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	30	31
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	150	152
[4]	American University	3.672%	4/1/49	2,563	2,729
[5]	ANGI Group LLC	3.875%	8/15/28	38	37
[5]	Asbury Automotive Group Inc.	4.500%	3/1/28	119	120
[5]	Asbury Automotive Group Inc.	4.750%	3/1/30	220	226
	Bowdoin College	4.693%	7/1/12	2,500	2,802
[5]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	100	105
[5]	Caesars Entertainment Inc.	8.125%	7/1/27	121	126
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	18	19
	California Institute of Technology	3.650%	9/1/19	3,875	3,942
[5]	Carnival Corp.	11.500%	4/1/23	160	177
[5]	Churchill Downs Inc.	5.500%	4/1/27	305	314
[5]	Churchill Downs Inc.	4.750%	1/15/28	243	247
[5]	Clarios Global LP	6.750%	5/15/25	35	37
[5]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	320	334
[5]	Cornerstone Building Brands Inc.	6.125%	1/15/29	40	41
	Dana Inc.	5.375%	11/15/27	36	37
	Dana Inc.	5.625%	6/15/28	55	58
[4]	Duke University	2.682%	10/1/44	7,600	7,755
[4]	Duke University	2.832%	10/1/55	9,635	9,835
	Ford Motor Co.	8.500%	4/21/23	110	121
	Ford Motor Credit Co. LLC	3.087%	1/9/23	110	109
	Ford Motor Credit Co. LLC	5.125%	6/16/25	145	151
	Ford Motor Credit Co. LLC	4.125%	8/17/27	190	187
	Ford Motor Credit Co. LLC	3.815%	11/2/27	60	58
	George Washington University	4.300%	9/15/44	2,890	3,425
	Georgetown University	4.315%	4/1/49	6,995	8,274
	Georgetown University	2.943%	4/1/50	15,535	14,961
	Georgetown University	5.215%	10/1/18	940	1,212
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	60	66
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	255	250
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	375	387
[5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	55	58
	Home Depot Inc.	5.875%	12/16/36	40,370	59,551
	Home Depot Inc.	3.300%	4/15/40	4,660	5,272
	Home Depot Inc.	5.400%	9/15/40	947	1,333
	Home Depot Inc.	5.950%	4/1/41	18,480	27,710
	Home Depot Inc.	4.200%	4/1/43	6,035	7,458
	Home Depot Inc.	4.875%	2/15/44	60,115	81,547
	Home Depot Inc.	4.400%	3/15/45	12,900	16,488
	Home Depot Inc.	4.250%	4/1/46	21,515	27,108
	Home Depot Inc.	3.900%	6/15/47	24,950	30,104
	Home Depot Inc.	4.500%	12/6/48	22,560	29,650
	Home Depot Inc.	3.125%	12/15/49	2,450	2,652
	Home Depot Inc.	3.350%	4/15/50	7,180	8,078
	Home Depot Inc.	3.500%	9/15/56	7,632	8,788
[5]	International Game Technology plc	6.250%	1/15/27	20	21
[5]	International Game Technology plc	5.250%	1/15/29	75	74
[4]	Johns Hopkins University	2.813%	1/1/60	2,690	2,694
[5]	Ken Garff Automotive LLC	4.875%	9/15/28	110	109
[5]	L Brands Inc.	6.875%	7/1/25	35	38
	Lennar Corp.	5.250%	6/1/26	142	161
[5]	Lithia Motors Inc.	4.625%	12/15/27	100	105
[5]	Lithia Motors Inc.	4.375%	1/15/31	45	47
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	28
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	55	59
[5]	Live Nation Entertainment Inc.	4.750%	10/15/27	70	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.700%	4/15/46	26,425	29,933
	Lowe's Cos. Inc.	3.000%	10/15/50	7,360	7,399
	Marriott International Inc.	4.625%	6/15/30	225	240
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	29,027
	McDonald's Corp.	4.450%	9/1/48	10,000	12,303
	McDonald's Corp.	3.625%	9/1/49	6,000	6,728
	McDonald's Corp.	4.200%	4/1/50	1,000	1,206
[5]	Michaels Stores Inc.	4.750%	10/1/27	45	44
	NIKE Inc.	3.250%	3/27/40	9,055	10,156
	NIKE Inc.	3.625%	5/1/43	30,604	35,833
	NIKE Inc.	3.875%	11/1/45	23,710	28,791
	NIKE Inc.	3.375%	11/1/46	19,840	22,543
	NIKE Inc.	3.375%	3/27/50	10,695	12,214
[4]	Northwestern University	2.640%	12/1/50	6,700	6,809
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	3,624
[5]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	5,872
	President and Fellows of Harvard College	4.875%	10/15/40	750	1,023
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	19,680
	PulteGroup Inc.	5.500%	3/1/26	280	323
	PulteGroup Inc.	5.000%	1/15/27	75	86
	Rockefeller Foundation	2.492%	10/1/50	34,515	34,356
[5]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	22
[5]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	21
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	35	40
	TRI Pointe Group Inc.	5.700%	6/15/28	185	205
	Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	21,158
[4]	University of Chicago	2.761%	4/1/45	11,735	11,710
[4]	University of Chicago	2.547%	4/1/50	8,120	7,712
[5]	Vail Resorts Inc.	6.250%	5/15/25	275	289
[8]	Volkswagen International Finance NV	3.300%	3/22/33	1,600	2,312
[5]	White Cap Buyer LLC	6.875%	10/15/28	45	46
[5]	William Carter Co.	5.500%	5/15/25	155	162
[5]	Williams Scotsman International Inc.	4.625%	8/15/28	79	79
[5]	WK Kellogg Foundation Trust	2.443%	10/1/50	29,015	28,629
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	63	63
	Yale University	2.402%	4/15/50	19,845	19,498
					1,118,193
Consumer Staples (5.0%)
	Altria Group Inc.	5.800%	2/14/39	2,250	2,849
	Altria Group Inc.	4.450%	5/6/50	1,130	1,253
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	17,245	21,104
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	521
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	21,400	22,987
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	20,160
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,330	17,449
	Archer-Daniels-Midland Co.	4.500%	3/15/49	28,749	39,476
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,459
	BAT Capital Corp.	4.540%	8/15/47	1,535	1,607
	BAT Capital Corp.	4.758%	9/6/49	2,500	2,695
[5]	BRF SA	5.750%	9/21/50	2,224	2,124
[5]	Cargill Inc.	4.760%	11/23/45	20,000	26,396
	Central Garden & Pet Co.	4.125%	10/15/30	140	141
	Coca-Cola Co.	2.600%	6/1/50	40,500	40,531
	Coca-Cola Co.	2.500%	3/15/51	33,665	32,946
	Coca-Cola Co.	2.750%	6/1/60	14,000	14,064
	Dollar General Corp.	4.125%	4/3/50	1,250	1,483
	Estee Lauder Cos. Inc.	3.125%	12/1/49	23,964	26,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hershey Co.	3.125%	11/15/49	25,500	27,820
	Hershey Co.	2.650%	6/1/50	2,000	2,016
	Kimberly-Clark Corp.	6.625%	8/1/37	4,800	7,593
	Kimberly-Clark Corp.	3.200%	7/30/46	19,400	21,812
	Kimberly-Clark Corp.	2.875%	2/7/50	20,685	22,410
[5]	Kraft Heinz Foods Co.	3.875%	5/15/27	145	153
	Kroger Co.	3.875%	10/15/46	2,000	2,230
[5]	Lamb Weston Holdings Inc.	4.625%	11/1/24	80	83
[5]	Lamb Weston Holdings Inc.	4.875%	11/1/26	210	218
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	80	87
[5]	Mars Inc.	2.375%	7/16/40	3,500	3,436
	Mead Johnson Nutrition Co.	4.600%	6/1/44	3,571	4,661
[5]	Nestle Holdings Inc.	3.900%	9/24/38	49,785	61,671
[5]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	29,754
	PepsiCo Inc.	4.000%	3/5/42	2,038	2,519
	PepsiCo Inc.	3.600%	8/13/42	947	1,112
	PepsiCo Inc.	4.450%	4/14/46	29,289	38,383
	PepsiCo Inc.	3.450%	10/6/46	42,375	48,794
	PepsiCo Inc.	4.000%	5/2/47	23,435	29,233
	PepsiCo Inc.	3.375%	7/29/49	22,294	25,444
	PepsiCo Inc.	2.875%	10/15/49	12,285	13,097
	PepsiCo Inc.	3.875%	3/19/60	2,415	3,012
[5]	Performance Food Group Inc.	6.875%	5/1/25	80	86
[5]	Performance Food Group Inc.	5.500%	10/15/27	250	257
	Philip Morris International Inc.	6.375%	5/16/38	5,802	8,535
	Philip Morris International Inc.	4.375%	11/15/41	2,890	3,469
	Philip Morris International Inc.	3.875%	8/21/42	10,120	11,342
	Philip Morris International Inc.	4.125%	3/4/43	20,170	23,449
	Philip Morris International Inc.	4.875%	11/15/43	22,345	28,530
	Philip Morris International Inc.	4.250%	11/10/44	20,675	24,627
[5]	Post Holdings Inc.	5.750%	3/1/27	105	110
[5]	Post Holdings Inc.	4.625%	4/15/30	112	115
[5]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	32,299
[5]	SC Johnson & Son Inc.	4.750%	10/15/46	1,940	2,497
[5]	United Natural Foods Inc.	6.750%	10/15/28	50	51
	Walmart Inc.	3.950%	6/28/38	96,757	120,235
	Walmart Inc.	4.875%	7/8/40	1,944	2,658
	Walmart Inc.	5.000%	10/25/40	1,610	2,251
	Walmart Inc.	5.625%	4/15/41	3,695	5,552
	Walmart Inc.	4.000%	4/11/43	1,326	1,653
	Walmart Inc.	3.625%	12/15/47	64,145	77,766
	Walmart Inc.	4.050%	6/29/48	38,245	49,306
	Walmart Inc.	2.950%	9/24/49	5,018	5,541
	WalMart Inc.	5.625%	4/1/40	1,839	2,722
					1,024,205
Energy (3.4%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	3,837	3,780
	BP Capital Markets America Co.	2.772%	11/10/50	2,000	1,812
	BP Capital Markets America Inc.	3.000%	2/24/50	600	557
	Burlington Resources LLC	5.950%	10/15/36	1,420	1,880
[5]	Cameron LNG LLC	3.701%	1/15/39	1,300	1,422
	Cenovus Energy Inc.	3.000%	8/15/22	150	148
	Cenovus Energy Inc.	5.375%	7/15/25	205	216
[5]	Cheniere Energy Inc.	4.625%	10/15/28	145	150
	Chevron Corp.	2.978%	5/11/40	14,790	15,535
	Chevron Corp.	3.078%	5/11/50	19,305	19,801
	Chevron USA Inc.	2.343%	8/12/50	1,590	1,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	262
	ConocoPhillips	5.900%	10/15/32	1,326	1,763
	ConocoPhillips	6.500%	2/1/39	32,170	45,898
	ConocoPhillips Co.	7.000%	3/30/29	5,830	7,621
	ConocoPhillips Co.	4.300%	11/15/44	7,795	9,029
	ConocoPhillips Co.	5.950%	3/15/46	7,445	10,553
	DCP Midstream Operating LP	5.625%	7/15/27	56	58
[5]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	37	38
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	156
	EOG Resources Inc.	3.900%	4/1/35	650	717
	EOG Resources Inc.	4.950%	4/15/50	5,165	6,375
[5]	EQM Midstream Partners LP	6.500%	7/1/27	145	153
	EQT Corp.	3.000%	10/1/22	160	157
[6]	EQT Corp.	5.000%	1/15/29	140	140
	Equinor ASA	3.625%	4/6/40	19,225	21,570
	Equinor ASA	4.250%	11/23/41	1,944	2,267
	Equinor ASA	3.950%	5/15/43	35,350	39,660
	Equinor ASA	3.250%	11/18/49	8,640	8,839
	Equinor ASA	3.700%	4/6/50	9,800	10,817
[8]	Exxon Mobil Corp.	1.408%	6/26/39	900	1,040
	Exxon Mobil Corp.	2.995%	8/16/39	6,678	6,800
	Exxon Mobil Corp.	4.227%	3/19/40	12,175	14,476
	Exxon Mobil Corp.	3.567%	3/6/45	7,700	8,149
	Exxon Mobil Corp.	4.114%	3/1/46	33,010	37,786
	Exxon Mobil Corp.	3.095%	8/16/49	15,560	15,332
	Exxon Mobil Corp.	4.327%	3/19/50	48,740	58,452
	Exxon Mobil Corp.	3.452%	4/15/51	31,045	32,709
[5]	KazMunayGas National Co. JSC	3.500%	4/14/33	1,080	1,118
[5]	MEG Energy Corp.	6.500%	1/15/25	93	91
	Nustar Logistics LP	5.750%	10/1/25	35	35
	Nustar Logistics LP	6.375%	10/1/30	140	141
	Occidental Petroleum Corp.	2.700%	8/15/22	183	169
	Occidental Petroleum Corp.	5.875%	9/1/25	56	49
	Occidental Petroleum Corp.	5.550%	3/15/26	145	126
	Occidental Petroleum Corp.	6.625%	9/1/30	38	33
	Petrobras Global Finance BV	6.750%	6/3/50	575	634
	Petronas Capital Ltd.	3.500%	4/21/30	4,460	4,976
[5]	Rattler Midstream LP	5.625%	7/15/25	45	46
	Shell International Finance BV	4.125%	5/11/35	30,405	36,026
	Shell International Finance BV	6.375%	12/15/38	2,121	3,112
	Shell International Finance BV	5.500%	3/25/40	13,990	19,175
	Shell International Finance BV	4.550%	8/12/43	18,195	21,937
	Shell International Finance BV	4.375%	5/11/45	47,905	56,987
	Shell International Finance BV	4.000%	5/10/46	30,177	34,044
	Shell International Finance BV	3.750%	9/12/46	43,115	46,828
	Shell International Finance BV	3.125%	11/7/49	5,000	4,969
	Shell International Finance BV	3.250%	4/6/50	10,085	10,344
	Southwestern Energy Co.	8.375%	9/15/28	99	103
[5]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	10	10
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	167
	Total Capital International SA	2.986%	6/29/41	24,165	24,643
	Total Capital International SA	3.461%	7/12/49	500	531
	Total Capital International SA	3.127%	5/29/50	30,205	30,561
	TransCanada PipeLines Ltd.	6.100%	6/1/40	15,775	20,686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	5.050%	2/1/30	180	170
	WPX Energy Inc.	5.250%	10/15/27	100	100
	WPX Energy Inc.	5.875%	6/15/28	35	36
	WPX Energy Inc.	4.500%	1/15/30	230	221
					705,624
Financials (15.3%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	5,543
	Aflac Inc.	4.000%	10/15/46	947	1,084
[5]	AIA Group Ltd.	3.200%	9/16/40	3,340	3,403
[5]	AIA Group Ltd.	4.500%	3/16/46	6,550	8,137
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	35	35
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	10	11
	Allstate Corp.	4.200%	12/15/46	14,385	17,954
	Allstate Corp.	3.850%	8/10/49	2,595	3,111
	American International Group Inc.	4.375%	6/30/50	1,205	1,438
[4]	Bank of America Corp.	2.496%	2/13/31	30,170	31,312
[4]	Bank of America Corp.	4.244%	4/24/38	80,255	96,620
[4]	Bank of America Corp.	4.078%	4/23/40	35,700	42,417
[4]	Bank of America Corp.	2.676%	6/19/41	60,163	61,014
	Bank of America Corp.	5.875%	2/7/42	19,230	28,466
[4]	Bank of America Corp.	4.443%	1/20/48	26,455	33,562
[4]	Bank of America Corp.	3.946%	1/23/49	62,960	75,827
[4]	Bank of America Corp.	4.330%	3/15/50	32,536	41,504
[4]	Bank of America Corp.	4.083%	3/20/51	55,890	67,915
	Bank of America Corp.	2.831%	10/24/51	12,395	12,363
	Bank of America NA	6.000%	10/15/36	20,450	29,170
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	2,534
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	31,695	39,632
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	64,185	80,980
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,420	5,543
	Berkshire Hathaway Inc.	4.500%	2/11/43	47,747	62,493
[5]	BNP Paribas SA	2.588%	8/12/35	2,965	2,850
	Brookfield Finance Inc.	3.450%	4/15/50	1,470	1,445
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,869
	Chubb INA Holdings Inc.	4.350%	11/3/45	6,460	8,313
[4]	Citigroup Inc.	3.878%	1/24/39	69,980	80,638
[4]	Citigroup Inc.	5.316%	3/26/41	10,000	13,538
	Citigroup Inc.	4.650%	7/30/45	13,142	16,832
[4]	Citigroup Inc.	4.281%	4/24/48	13,570	16,783
	Citigroup Inc.	4.650%	7/23/48	18,387	23,832
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,975
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,070	2,112
[5]	FMR LLC	6.450%	11/15/39	16,010	23,732
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	162,869
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	41,172	49,867
	Goldman Sachs Group Inc.	6.250%	2/1/41	13,370	20,021
	Goldman Sachs Group Inc.	4.800%	7/8/44	15,000	19,662
	Goldman Sachs Group Inc.	4.750%	10/21/45	864	1,137
[4,7]	HSBC Holdings plc	3.000%	5/29/30	300	419
	HSBC Holdings plc	7.625%	5/17/32	15,263	21,384
	HSBC Holdings plc	6.500%	9/15/37	25,273	33,971
	HSBC Holdings plc	6.800%	6/1/38	48,749	68,132
[7]	HSBC Holdings plc	6.000%	3/29/40	400	694
	HSBC Holdings plc	6.100%	1/14/42	9,720	14,016
	HSBC Holdings plc	5.250%	3/14/44	1,000	1,271
	Intercontinental Exchange Inc.	2.650%	9/15/40	2,460	2,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,225	8,904
	Intercontinental Exchange Inc.	3.000%	9/15/60	3,300	3,295
	Invesco Finance plc	5.375%	11/30/43	3,893	4,846
[8]	JAB Holdings BV	2.250%	12/19/39	800	957
[5]	Jackson National Life Insurance Co.	8.150%	3/15/27	189	248
	JPMorgan Chase & Co.	8.000%	4/29/27	7,080	9,654
[8]	JPMorgan Chase & Co.	1.047%	11/4/32	945	1,137
	JPMorgan Chase & Co.	6.400%	5/15/38	44,499	67,714
	JPMorgan Chase & Co.	3.882%	7/24/38	67,332	78,336
	JPMorgan Chase & Co.	5.500%	10/15/40	29,390	42,091
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	16,382
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	46,503
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	39,194
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	96,335	115,601
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	43,395	52,245
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	16,160	16,955
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	90	78
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	19,219	25,235
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	22,580	28,820
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	20,601	28,431
[5]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	15,702
	MetLife Inc.	4.125%	8/13/42	56,081	66,314
	MetLife Inc.	4.875%	11/13/43	10,000	13,141
	MetLife Inc.	4.050%	3/1/45	3,236	3,876
	MetLife Inc.	4.600%	5/13/46	9,700	12,472
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,150	2,561
	Morgan Stanley	3.622%	4/1/31	15,000	17,199
	Morgan Stanley	7.250%	4/1/32	6,870	10,375
[4]	Morgan Stanley	3.971%	7/22/38	103,500	123,353
[4]	Morgan Stanley	4.457%	4/22/39	4,600	5,758
	Morgan Stanley	6.375%	7/24/42	33,160	51,717
	Morgan Stanley	4.300%	1/27/45	30,041	38,818
	Morgan Stanley	4.375%	1/22/47	44,780	58,977
[5]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	40,602
[5]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	14,458
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	14,765	15,817
[5]	New York Life Global Funding	5.875%	5/15/33	36,125	49,216
[5]	New York Life Global Funding	3.750%	5/15/50	6,120	6,797
[5]	New York Life Global Funding	4.450%	5/15/69	3,880	4,781
[4,5]	Nippon Life Insurance Co.	3.400%	1/23/50	1,400	1,491
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	10,076
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	35,870
[5]	OneAmerica Financial Partners Inc.	4.250%	10/15/50	2,030	2,119
[4,8]	OP Corporate Bank plc	1.625%	6/9/30	2,225	2,645
[4,5]	Pacific Life Insurance Co.	4.300%	10/24/67	6,295	6,657
[5]	Pacific LifeCorp	3.350%	9/15/50	1,340	1,368
[7]	Phoenix Group Holdings plc	5.625%	4/28/31	600	888
	Progressive Corp.	4.125%	4/15/47	2,920	3,663
	Progressive Corp.	4.200%	3/15/48	2,867	3,666
	Progressive Corp.	3.950%	3/26/50	15,525	19,318
	Prudential Financial Inc.	5.700%	12/14/36	973	1,358
	Prudential Financial Inc.	4.600%	5/15/44	1,139	1,396
[4]	Prudential Financial Inc.	5.375%	5/15/45	128	138
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,589
	Prudential Financial Inc.	3.935%	12/7/49	15,205	17,332
	Prudential Financial Inc.	4.350%	2/25/50	10,395	12,406
	Prudential Financial Inc.	3.700%	3/13/51	39,424	43,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Securian Financial Group Inc.	4.800%	4/15/48	5,706	6,743
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,408
	Travelers Cos. Inc.	3.750%	5/15/46	954	1,120
	Travelers Cos. Inc.	4.000%	5/30/47	2,000	2,425
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	18,684
	Travelers Cos. Inc.	2.550%	4/27/50	14,295	14,004
	Wachovia Corp.	5.500%	8/1/35	2,322	3,022
[4,8]	Wells Fargo & Co.	1.741%	5/4/30	1,400	1,734
[4]	Wells Fargo & Co.	3.068%	4/30/41	4,140	4,295
	Wells Fargo & Co.	5.375%	11/2/43	55,167	72,055
	Wells Fargo & Co.	5.606%	1/15/44	130,765	175,702
	Wells Fargo & Co.	4.650%	11/4/44	2,957	3,609
	Wells Fargo & Co.	3.900%	5/1/45	3,837	4,431
	Wells Fargo & Co.	4.900%	11/17/45	19,485	24,440
	Wells Fargo & Co.	4.400%	6/14/46	31,792	37,325
	Wells Fargo & Co.	4.750%	12/7/46	42,559	52,192
[4]	Wells Fargo & Co.	5.013%	4/4/51	36,330	48,949
	Wells Fargo Bank NA	6.600%	1/15/38	500	720
[8]	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	970	1,295
					3,120,049
Health Care (10.8%)
	Abbott Laboratories	4.750%	11/30/36	19,130	25,409
	Abbott Laboratories	4.900%	11/30/46	38,690	54,461
[5]	AbbVie Inc.	4.050%	11/21/39	14,445	16,583
	AbbVie Inc.	4.875%	11/14/48	358	455
[5]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	75	77
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,315	7,807
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	8,935	9,623
[4]	Allina Health System	3.887%	4/15/49	3,569	4,050
	Amgen Inc.	3.150%	2/21/40	1,250	1,306
	Amgen Inc.	3.375%	2/21/50	44,295	46,788
	Anthem Inc.	3.125%	5/15/50	13,710	13,976
	Ascension Health	3.106%	11/15/39	3,000	3,152
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,404
[5]	Bausch Health Cos. Inc.	6.125%	4/15/25	35	36
[5]	Bausch Health Cos. Inc.	5.500%	11/1/25	50	51
[5]	Bausch Health Cos. Inc.	5.750%	8/15/27	85	91
[5]	Bausch Health Cos. Inc.	7.000%	1/15/28	156	166
	Baxter International Inc.	3.500%	8/15/46	8,215	9,030
	Biogen Inc.	3.150%	5/1/50	2,450	2,357
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	1,660	1,661
	Boston Scientific Corp.	4.700%	3/1/49	1,364	1,748
	Bristol-Myers Squibb Co.	4.125%	6/15/39	47,137	58,013
	Bristol-Myers Squibb Co.	4.500%	3/1/44	3,250	4,396
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,000	2,544
	Bristol-Myers Squibb Co.	4.250%	10/26/49	95,445	122,349
	Centene Corp.	4.750%	1/15/25	75	77
	Children's Health System of Texas	2.511%	8/15/50	2,500	2,282
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	1,225
	Cigna Corp.	3.200%	3/15/40	2,000	2,086
	City of Hope	5.623%	11/15/43	1,944	2,623
	City of Hope	4.378%	8/15/48	1,671	1,966
[4]	CommonSpirit Health	4.350%	11/1/42	16,260	17,414
	CVS Health Corp.	4.780%	3/25/38	1,657	1,998
	CVS Health Corp.	4.125%	4/1/40	6,700	7,570
	CVS Health Corp.	2.700%	8/21/40	7,755	7,387
	CVS Health Corp.	4.250%	4/1/50	800	931
[5]	DaVita Inc.	4.625%	6/1/30	235	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	DaVita Inc.	3.750%	2/15/31	120	115
	Dignity Health	4.500%	11/1/42	1,041	1,115
	Dignity Health	5.267%	11/1/64	758	909
	Eli Lilly and Co.	3.950%	3/15/49	18,330	22,489
	Eli Lilly and Co.	2.250%	5/15/50	48,255	45,204
	Eli Lilly and Co.	4.150%	3/15/59	23,420	30,560
	Eli Lilly and Co.	2.500%	9/15/60	19,075	17,753
[5]	Emergent Biosolutions Co.	3.875%	8/15/28	25	25
	Encompass Health Corp.	4.500%	2/1/28	184	189
	Encompass Health Corp.	4.625%	4/1/31	45	46
	Gilead Sciences Inc.	4.600%	9/1/35	20,415	25,856
	Gilead Sciences Inc.	2.600%	10/1/40	24,250	23,390
	Gilead Sciences Inc.	5.650%	12/1/41	5,686	7,996
	Gilead Sciences Inc.	4.800%	4/1/44	29,545	37,389
	Gilead Sciences Inc.	4.500%	2/1/45	36,730	44,759
	Gilead Sciences Inc.	4.150%	3/1/47	18,230	21,304
	Gilead Sciences Inc.	2.800%	10/1/50	42,840	40,707
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,532	57,022
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	1,212
	HCA Inc.	5.375%	2/1/25	255	283
	HCA Inc.	5.375%	9/1/26	80	90
	HCA Inc.	3.500%	9/1/30	35	36
[5]	Hill-Rom Holdings Inc.	4.375%	9/15/27	334	346
	Johnson & Johnson	3.550%	3/1/36	47,310	56,623
	Johnson & Johnson	3.625%	3/3/37	53,652	64,104
	Johnson & Johnson	3.400%	1/15/38	43,125	50,676
	Johnson & Johnson	2.100%	9/1/40	12,840	12,559
	Johnson & Johnson	3.700%	3/1/46	26,329	32,375
	Johnson & Johnson	3.750%	3/3/47	18,355	23,110
	Johnson & Johnson	2.450%	9/1/60	11,465	11,154
	Kaiser Foundation Hospitals	4.875%	4/1/42	9,920	13,015
	Kaiser Foundation Hospitals	4.150%	5/1/47	14,564	17,702
[4]	Mayo Clinic	3.774%	11/15/43	11,795	13,406
	McKesson Corp.	4.883%	3/15/44	1,450	1,718
[8]	Medtronic Global Holdings SCA	1.375%	10/15/40	510	617
	Medtronic Inc.	4.375%	3/15/35	28,178	37,482
	Medtronic Inc.	4.625%	3/15/45	13,809	18,833
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	2,460
	Merck & Co. Inc.	3.900%	3/7/39	30,000	36,796
	Merck & Co. Inc.	3.600%	9/15/42	4,900	5,802
	Merck & Co. Inc.	4.150%	5/18/43	2,385	2,972
	Merck & Co. Inc.	3.700%	2/10/45	75,455	88,916
	Merck & Co. Inc.	4.000%	3/7/49	15,729	19,668
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	2,000	1,920
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	4,605
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	6,204
	Northwell Healthcare Inc.	4.800%	11/1/42	1,042	1,201
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	2,038
	Northwell Healthcare Inc.	4.260%	11/1/47	947	1,043
	Northwell Healthcare Inc.	3.809%	11/1/49	3,784	3,934
	Novartis Capital Corp.	4.400%	5/6/44	24,840	33,227
	Novartis Capital Corp.	2.750%	8/14/50	19,960	21,079
	NYU Langone Hospitals	4.784%	7/1/44	1,944	2,296
[4]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	1,361
	Partners Healthcare System Inc.	3.192%	7/1/49	3,825	3,961
	Partners Healthcare System Inc.	3.342%	7/1/60	33,000	34,229
	PeaceHealth Obligated Group	4.787%	11/15/48	6,015	7,483
	Pfizer Inc.	4.100%	9/15/38	34,780	43,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	3.900%	3/15/39	34,185	41,023
	Pfizer Inc.	7.200%	3/15/39	34,632	57,073
	Pfizer Inc.	2.550%	5/28/40	3,195	3,267
	Pfizer Inc.	4.300%	6/15/43	7,780	9,924
	Pfizer Inc.	4.400%	5/15/44	8,615	11,174
	Pfizer Inc.	4.125%	12/15/46	15,540	19,564
	Pfizer Inc.	4.200%	9/15/48	24,916	31,987
	Pfizer Inc.	4.000%	3/15/49	16,334	20,481
	Pfizer Inc.	2.700%	5/28/50	5,475	5,614
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	5,196
	Sutter Health	3.161%	8/15/40	11,815	11,820
	Sutter Health	3.361%	8/15/50	13,280	13,206
[8]	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	1,400	1,720
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	10,840	11,093
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,875	1,892
[5]	Tenet Healthcare Corp.	4.625%	9/1/24	20	20
[5]	Tenet Healthcare Corp.	7.500%	4/1/25	15	16
[5]	Tenet Healthcare Corp.	4.875%	1/1/26	192	196
[5]	Tenet Healthcare Corp.	6.250%	2/1/27	90	93
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	50,175
	UnitedHealth Group Inc.	6.875%	2/15/38	10,130	16,145
	UnitedHealth Group Inc.	3.500%	8/15/39	18,296	20,802
	UnitedHealth Group Inc.	2.750%	5/15/40	10,135	10,580
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	30,056
	UnitedHealth Group Inc.	3.950%	10/15/42	1,041	1,245
	UnitedHealth Group Inc.	4.750%	7/15/45	53,920	72,297
	UnitedHealth Group Inc.	4.250%	4/15/47	12,111	15,107
	UnitedHealth Group Inc.	3.750%	10/15/47	23,860	28,239
	UnitedHealth Group Inc.	4.250%	6/15/48	26,467	33,361
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	3,829
	UnitedHealth Group Inc.	3.700%	8/15/49	19,722	23,318
	UnitedHealth Group Inc.	2.900%	5/15/50	9,840	10,302
	UnitedHealth Group Inc.	3.875%	8/15/59	30,185	36,284
	UnitedHealth Group Inc.	3.125%	5/15/60	32,325	34,512
[5]	Upjohn Inc.	3.850%	6/22/40	2,000	2,142
	Wyeth LLC	6.500%	2/1/34	1,240	1,919
	Wyeth LLC	5.950%	4/1/37	53,438	78,338
	Yale New Haven Health Service	2.496%	7/1/50	1,250	1,164
					2,204,909
Industrials (4.5%)
	3M Co.	3.700%	4/15/50	34,740	40,934
[5]	Air Canada	7.750%	4/15/21	150	150
[5]	Allison Transmission Inc.	5.000%	10/1/24	20	20
[5]	Allison Transmission Inc.	4.750%	10/1/27	291	300
[5]	Aramark Services Inc.	6.375%	5/1/25	80	84
	Aramark Services Inc.	4.750%	6/1/26	125	124
[5]	Aramark Services Inc.	5.000%	2/1/28	104	105
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	2,421
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	21,159
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	30,851
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	51,511
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	13,980
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	675
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,000	24,051
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	55,059
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	15,070
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	8,633
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	14,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,141	3,826
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	16,290	20,153
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	29,445	33,739
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,000	2,139
[5]	BWX Technologies Inc.	4.125%	6/30/28	17	17
	Canadian National Railway Co.	3.200%	8/2/46	1,000	1,100
	Canadian National Railway Co.	3.650%	2/3/48	28,169	32,972
	Canadian National Railway Co.	4.450%	1/20/49	13,410	17,865
	Canadian National Railway Co.	2.450%	5/1/50	7,405	7,198
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	140	142
[5]	Carrier Global Corp.	2.700%	2/15/31	6,000	6,265
	Caterpillar Financial Services Corp.	3.250%	9/19/49	17,294	19,104
	Caterpillar Inc.	6.050%	8/15/36	5,138	7,443
	Caterpillar Inc.	3.803%	8/15/42	26,112	32,053
	Caterpillar Inc.	3.250%	4/9/50	18,175	20,035
	Caterpillar Inc.	4.750%	5/15/64	16,334	23,483
[5]	Clark Equipment Co.	5.875%	6/1/25	90	94
[5]	Clean Harbors Inc.	4.875%	7/15/27	227	236
[5]	Clean Harbors Inc.	5.125%	7/15/29	55	59
	Cummins Inc.	2.600%	9/1/50	2,000	1,898
	Deere & Co.	3.750%	4/15/50	3,620	4,465
	Delta Air Lines Inc.	2.900%	10/28/24	70	61
[5]	Delta Air Lines Inc.	7.000%	5/1/25	330	360
	Delta Air Lines Inc.	7.375%	1/15/26	145	150
	FedEx Corp.	5.250%	5/15/50	11,120	14,808
	General Dynamics Corp.	4.250%	4/1/40	2,825	3,559
	General Dynamics Corp.	4.250%	4/1/50	701	909
[8]	Heathrow Funding Ltd.	1.500%	2/11/30	305	342
[8]	Heathrow Funding Ltd.	1.875%	3/14/36	1,455	1,621
	Hillenbrand Inc.	5.750%	6/15/25	59	63
	Honeywell International Inc.	5.700%	3/15/36	10,300	14,321
	Honeywell International Inc.	5.700%	3/15/37	6,250	8,771
	Honeywell International Inc.	2.800%	6/1/50	4,000	4,184
	Howmet Aerospace Inc.	6.875%	5/1/25	125	139
[4]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	1,413	1,375
	Lockheed Martin Corp.	3.600%	3/1/35	3,000	3,565
	Lockheed Martin Corp.	4.500%	5/15/36	7,189	9,115
	Lockheed Martin Corp.	4.070%	12/15/42	4,784	5,902
	Lockheed Martin Corp.	3.800%	3/1/45	8,571	10,205
	Lockheed Martin Corp.	4.700%	5/15/46	1,844	2,477
	Lockheed Martin Corp.	2.800%	6/15/50	32,945	33,694
	Lockheed Martin Corp.	4.090%	9/15/52	37,742	48,354
[4,5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	302	315
[5]	Mueller Water Products Inc.	5.500%	6/15/26	210	218
	Norfolk Southern Corp.	4.100%	5/15/49	2,891	3,474
	Norfolk Southern Corp.	3.050%	5/15/50	7,760	8,007
	Northrop Grumman Corp.	4.030%	10/15/47	8,321	9,952
	Northrop Grumman Corp.	5.250%	5/1/50	700	998
	Otis Worldwide Corp.	3.112%	2/15/40	15,830	16,699
	Otis Worldwide Corp.	3.362%	2/15/50	2,915	3,161
[8]	Raytheon Technologies Corp.	2.150%	5/18/30	1,135	1,486
	Raytheon Technologies Corp.	6.125%	7/15/38	7,535	10,895
[5]	Raytheon Technologies Corp.	4.700%	12/15/41	29,685	36,407
[5]	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	1,145
	Raytheon Technologies Corp.	3.750%	11/1/46	22,160	25,215
	Raytheon Technologies Corp.	4.625%	11/16/48	10,850	14,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	3.125%	7/1/50	2,000	2,097
	Republic Services Inc.	3.050%	3/1/50	3,605	3,680
[5]	Rolls-Royce plc	5.750%	10/15/27	110	111
	Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	44,101
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,030	2,007
[5]	TransDigm Inc.	8.000%	12/15/25	30	32
[5]	TransDigm Inc.	6.250%	3/15/26	248	259
	TransDigm Inc.	5.500%	11/15/27	160	156
	Union Pacific Corp.	4.375%	11/15/65	20,655	24,903
	Union Pacific Corp.	4.100%	9/15/67	15,550	17,998
	Union Pacific Corp.	3.750%	2/5/70	2,160	2,347
[4]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,944	1,821
	United Parcel Service Inc.	6.200%	1/15/38	4,311	6,436
	United Parcel Service Inc.	4.875%	11/15/40	2,700	3,564
	United Parcel Service Inc.	3.625%	10/1/42	5,820	6,596
	United Parcel Service Inc.	3.400%	9/1/49	3,837	4,348
	United Rentals North America Inc.	3.875%	11/15/27	365	377
[5]	WESCO Distribution Inc.	7.250%	6/15/28	260	283
					931,111
Materials (0.5%)
[8]	Air Products and Chemicals Inc.	0.800%	5/5/32	1,085	1,318
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,495	2,598
[5]	Arconic Corp.	6.000%	5/15/25	45	48
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	102	107
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	75	77
[5]	Axalta Coating Systems LLC	4.875%	8/15/24	90	92
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	75	79
	Ball Corp.	5.000%	3/15/22	55	57
	Ball Corp.	4.875%	3/15/26	180	201
	Ball Corp.	2.875%	8/15/30	148	145
[5]	Berry Global Inc.	4.875%	7/15/26	236	247
[5]	Berry Global Inc.	5.625%	7/15/27	115	120
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	15,947	19,497
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,310	5,919
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	60	62
[5]	CANPACK SA / Eastern PA Land Investment Holding LLC	3.125%	11/1/25	50	51
[8]	Dow Chemical Co.	1.125%	3/15/32	850	974
	Ecolab Inc.	2.125%	8/15/50	2,100	1,891
[5]	Element Solutions Inc. Co.	3.875%	9/1/28	115	114
	Freeport-McMoRan Inc.	4.375%	8/1/28	100	104
	Freeport-McMoRan Inc.	4.625%	8/1/30	145	157
[5]	Graham Packaging Co. Inc.	7.125%	8/15/28	95	99
[5]	Graphic Packaging International LLC	3.500%	3/15/28	80	80
[5]	Graphic Packaging International LLC	3.500%	3/1/29	58	58
[5]	Hudbay Minerals Inc.	6.125%	4/1/29	98	100
[5]	Ingevity Corp.	3.875%	11/1/28	80	81
	LYB International Finance III LLC	3.375%	10/1/40	1,435	1,413
[5]	Novelis Corp.	4.750%	1/30/30	55	56
[5]	OCI NV	5.250%	11/1/24	160	164
[5]	OCI NV	4.625%	10/15/25	50	51
	Praxair Inc.	3.550%	11/7/42	1,849	2,123
[5]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	185	187
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,420	6,171
	Rio Tinto Finance USA plc	4.125%	8/21/42	44,895	55,718
	Silgan Holdings Inc.	4.125%	2/1/28	75	78
[5]	Standard Industries Inc.	5.000%	2/15/27	40	41
	Steel Dynamics Inc.	3.250%	10/15/50	1,435	1,383
[5]	Trivium Packaging Finance BV	5.500%	8/15/26	50	52
[5]	Trivium Packaging Finance BV	8.500%	8/15/27	105	112
[5]	WR Grace & Co-Conn	4.875%	6/15/27	55	57
					101,884
Real Estate (0.3%)
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,535	1,491
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,500	1,968
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,937	3,472
[7]	Aroundtown SA	3.625%	4/10/31	1,200	1,676
	Camden Property Trust	3.350%	11/1/49	3,298	3,514
	Crown Castle International Corp.	4.150%	7/1/50	1,850	2,093
	ERP Operating LP	4.500%	7/1/44	289	361
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	112	117
[5]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	247	251
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	152	155
	National Retail Properties Inc.	3.100%	4/15/50	2,400	2,090
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	3,355
[8]	Prologis Euro Finance LLC	1.500%	9/10/49	500	614
	Prologis LP	2.125%	10/15/50	3,340	2,981
[7]	Realty Income Corp.	1.625%	12/15/30	1,180	1,532
	Simon Property Group LP	4.250%	10/1/44	715	764
	Simon Property Group LP	3.250%	9/13/49	42,000	38,008
	Simon Property Group LP	3.800%	7/15/50	1,750	1,708
[5]	Trust Fibra Uno	6.390%	1/15/50	1,350	1,406
					67,556
Technology (12.1%)
	Apple Inc.	4.500%	2/23/36	5,000	6,591
	Apple Inc.	3.850%	5/4/43	53,204	64,934
	Apple Inc.	3.450%	2/9/45	38,360	44,603
	Apple Inc.	4.375%	5/13/45	47,165	62,035
	Apple Inc.	4.650%	2/23/46	40,667	55,307
	Apple Inc.	3.850%	8/4/46	40,245	49,086
	Apple Inc.	4.250%	2/9/47	39,099	50,670
	Apple Inc.	3.750%	11/13/47	24,095	28,994
	Apple Inc.	2.950%	9/11/49	34,025	36,277
	Apple Inc.	2.550%	8/20/60	19,640	18,849
	Applied Materials Inc.	5.100%	10/1/35	95	130
	Applied Materials Inc.	4.350%	4/1/47	1,775	2,292
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	95	99
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	177	182
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	85	85
	Cisco Systems Inc.	5.900%	2/15/39	23,465	34,843
	Cisco Systems Inc.	5.500%	1/15/40	15,997	23,119
[5]	CommScope Inc.	5.500%	3/1/24	20	20
[5]	CommScope Inc.	6.000%	3/1/26	65	67
[5]	CommScope Inc.	8.250%	3/1/27	120	124
[5]	CommScope Inc.	7.125%	7/1/28	56	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Gartner Inc.	4.500%	7/1/28	145	151
[5]	Gartner Inc.	3.750%	10/1/30	45	46
	Intel Corp.	4.600%	3/25/40	5,000	6,554
	Intel Corp.	4.100%	5/19/46	18,330	22,709
	Intel Corp.	4.100%	5/11/47	34,841	43,427
	Intel Corp.	3.734%	12/8/47	56,122	65,611
	Intel Corp.	3.250%	11/15/49	45,560	49,811
	Intel Corp.	4.750%	3/25/50	3,500	4,748
	Intel Corp.	3.100%	2/15/60	26,905	28,422
	Intel Corp.	4.950%	3/25/60	2,475	3,564
	International Business Machines Corp.	4.150%	5/15/39	104,215	126,192
	International Business Machines Corp.	4.000%	6/20/42	10,633	12,629
	International Business Machines Corp.	4.250%	5/15/49	93,605	114,376
	International Business Machines Corp.	2.950%	5/15/50	6,715	6,695
	Lam Research Corp.	2.875%	6/15/50	6,795	6,938
	Mastercard Inc.	3.950%	2/26/48	25,075	31,217
	Mastercard Inc.	3.650%	6/1/49	2,422	2,897
	Mastercard Inc.	3.850%	3/26/50	6,150	7,647
	Microsoft Corp.	3.500%	2/12/35	3,553	4,291
	Microsoft Corp.	3.450%	8/8/36	36,770	44,091
	Microsoft Corp.	4.100%	2/6/37	33,369	42,522
	Microsoft Corp.	3.500%	11/15/42	1,657	1,979
	Microsoft Corp.	3.700%	8/8/46	85,523	104,570
	Microsoft Corp.	2.525%	6/1/50	244,789	247,177
	Microsoft Corp.	3.950%	8/8/56	38,023	48,714
	Microsoft Corp.	2.675%	6/1/60	66,699	67,631
[5]	MPH Acquisition Holdings LLC	5.750%	11/1/28	110	108
[5]	NCR Corp.	8.125%	4/15/25	25	28
[5]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	195	202
	NVIDIA Corp.	3.500%	4/1/40	20,705	23,861
	NVIDIA Corp.	3.500%	4/1/50	20,875	24,044
	NVIDIA Corp.	3.700%	4/1/60	13,840	16,152
[5]	ON Semiconductor Corp.	3.875%	9/1/28	38	39
	Oracle Corp.	4.300%	7/8/34	3,000	3,706
	Oracle Corp.	3.850%	7/15/36	5,250	6,088
	Oracle Corp.	3.800%	11/15/37	34,500	39,685
	Oracle Corp.	6.500%	4/15/38	45,755	70,079
	Oracle Corp.	6.125%	7/8/39	12,073	17,849
	Oracle Corp.	3.600%	4/1/40	44,485	49,399
	Oracle Corp.	5.375%	7/15/40	47,818	65,518
	Oracle Corp.	4.125%	5/15/45	32,856	38,593
	Oracle Corp.	4.000%	7/15/46	81,361	93,808
	Oracle Corp.	4.000%	11/15/47	54,655	62,882
	Oracle Corp.	3.600%	4/1/50	13,615	14,882
	Oracle Corp.	4.375%	5/15/55	25,000	30,817
	Oracle Corp.	3.850%	4/1/60	45,040	50,835
	Qorvo Inc.	4.375%	10/15/29	115	123
[5]	Qorvo Inc.	3.375%	4/1/31	70	71
	QUALCOMM Inc.	4.800%	5/20/45	12,300	16,493
	QUALCOMM Inc.	4.300%	5/20/47	60,300	76,365
	QUALCOMM Inc.	3.250%	5/20/50	15,805	17,342
	S&P Global Inc.	3.250%	12/1/49	2,000	2,225
	S&P Global Inc.	2.300%	8/15/60	7,170	6,337
[5]	Sabre GLBL Inc.	9.250%	4/15/25	75	83
[5]	Sabre GLBL Inc.	7.375%	9/1/25	94	97
[5]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	4.625%	11/1/26	25	25
[5]	SS&C Technologies Inc.	5.500%	9/30/27	130	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	3.875%	3/15/39	5,056	6,150
	Visa Inc.	4.150%	12/14/35	20,145	25,722
	Visa Inc.	2.700%	4/15/40	2,500	2,650
	Visa Inc.	4.300%	12/14/45	35,196	45,823
	Visa Inc.	3.650%	9/15/47	37,123	45,710
	Visa Inc.	2.000%	8/15/50	46,820	42,860
	Western Digital Corp.	4.750%	2/15/26	214	231
					2,469,993
Utilities (14.7%)
	AEP Texas Inc.	3.800%	10/1/47	2,455	2,774
	AEP Texas Inc.	4.150%	5/1/49	947	1,117
	AEP Transmission Co. LLC	4.000%	12/1/46	2,575	3,080
	AEP Transmission Co. LLC	3.750%	12/1/47	33,643	39,494
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	6,865
	AEP Transmission Co. LLC	3.800%	6/15/49	2,057	2,420
	AEP Transmission Co. LLC	3.650%	4/1/50	4,500	5,227
	Alabama Power Co.	6.000%	3/1/39	7,535	10,861
	Alabama Power Co.	5.500%	3/15/41	26,874	36,284
	Alabama Power Co.	5.200%	6/1/41	14,920	19,590
	Alabama Power Co.	3.850%	12/1/42	1,065	1,253
	Alabama Power Co.	3.750%	3/1/45	22,325	25,794
	Alabama Power Co.	4.300%	7/15/48	5,285	6,643
	Alabama Power Co.	3.450%	10/1/49	6,944	7,796
	Ameren Illinois Co.	3.700%	12/1/47	10,000	11,667
	Ameren Illinois Co.	4.500%	3/15/49	26,150	34,014
	American Water Capital Corp.	3.450%	5/1/50	10,630	11,900
	Appalachian Power Co.	6.700%	8/15/37	32,970	45,779
	Appalachian Power Co.	3.700%	5/1/50	1,660	1,881
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,713
	Atmos Energy Corp.	3.375%	9/15/49	2,890	3,234
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,733
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	33,102
	Baltimore Gas and Electric Co.	3.200%	9/15/49	1,944	2,063
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,612	16,581
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,890	4,083
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	33,481
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	54,518
[5]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	3,485	4,290
[5]	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,800	1,755
[5]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	44,838
[8]	Cadent Finance plc	0.750%	3/11/32	700	820
[7]	Cadent Finance plc	3.125%	3/21/40	800	1,185
[5]	Calpine Corp.	4.500%	2/15/28	485	492
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	3,400	3,534
[5]	Clearway Energy Operating LLC	4.750%	3/15/28	100	105
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	3,349
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	23,952
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	19,247
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	20,636
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	20,246
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	13,796
	Commonwealth Edison Co.	3.650%	6/15/46	11,552	13,325
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	10,580
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	16,437
	Con Edison Co. of NY Inc.	5.100%	6/15/33	691	848
	Connecticut Light and Power Co.	6.350%	6/1/36	14,382	20,529
	Connecticut Light and Power Co.	4.300%	4/15/44	890	1,129
	Connecticut Light and Power Co.	4.150%	6/1/45	17,480	21,773

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consolidated Edison Co of New York Inc.	4.650%	12/1/48	1,000	1,297
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	13,393
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	14,871
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	14,470
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	11,683
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,947	11,033
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	12,422
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	10,034
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	47,016	57,629
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	7,129
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,000	2,296
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	1,156
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	5,085	6,135
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	16,725	19,648
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	17,545	21,762
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	13,947	17,979
Consumers Energy Co.	3.750%	2/15/50	1,944	2,321
Consumers Energy Co.	3.100%	8/15/50	31,227	33,731
Consumers Energy Co.	2.500%	5/1/60	1,350	1,255
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	17,012
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	4,163
Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	3,033
DTE Electric Co.	3.700%	3/15/45	1,910	2,194
DTE Electric Co.	4.050%	5/15/48	947	1,170
DTE Electric Co.	2.950%	3/1/50	2,235	2,336
Duke Energy Carolinas LLC	6.450%	10/15/32	758	1,070
Duke Energy Carolinas LLC	6.100%	6/1/37	32,973	48,287
Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	12,331
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	19,786
Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	50,045
Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,901
Duke Energy Carolinas LLC	3.200%	8/15/49	20,922	22,729
Duke Energy Florida LLC	6.350%	9/15/37	758	1,131
Duke Energy Florida LLC	5.650%	4/1/40	1,200	1,715
Duke Energy Florida LLC	4.200%	7/15/48	1,000	1,256
Duke Energy Indiana LLC	6.120%	10/15/35	5,613	7,847
Duke Energy Indiana LLC	6.350%	8/15/38	775	1,148
Duke Energy Indiana LLC	6.450%	4/1/39	10,411	15,624
Duke Energy Indiana LLC	4.200%	3/15/42	12,700	14,901
Duke Energy Indiana LLC	4.900%	7/15/43	28,514	37,352
Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	11,183
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,235
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,726
Duke Energy Progress LLC	4.100%	3/15/43	23,186	27,758
Duke Energy Progress LLC	4.150%	12/1/44	29,945	36,247
Duke Energy Progress LLC	4.200%	8/15/45	22,105	26,939
Duke Energy Progress LLC	3.700%	10/15/46	27,000	31,314
Entergy Arkansas LLC	2.650%	6/15/51	665	653
Entergy Louisiana LLC	4.000%	3/15/33	651	802
Entergy Louisiana LLC	4.950%	1/15/45	1,046	1,145
Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,872
Entergy Louisiana LLC	2.900%	3/15/51	2,000	2,063
Entergy Texas Inc.	1.750%	3/15/31	2,030	2,004
Evergy Kansas Central Inc.	4.125%	3/1/42	1,112	1,324
Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,519
Evergy Kansas Central Inc.	3.250%	9/1/49	6,650	7,152
Florida Power & Light Co.	5.960%	4/1/39	947	1,405
Florida Power & Light Co.	5.690%	3/1/40	663	970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	5.250%	2/1/41	21,109	29,444
	Florida Power & Light Co.	4.125%	2/1/42	9,000	11,049
	Florida Power & Light Co.	3.800%	12/15/42	22,370	26,754
	Florida Power & Light Co.	3.950%	3/1/48	1,944	2,429
	Florida Power & Light Co.	3.990%	3/1/49	2,890	3,637
	Florida Power & Light Co.	3.150%	10/1/49	1,000	1,112
	Georgia Power Co.	4.750%	9/1/40	33,945	41,987
	Georgia Power Co.	4.300%	3/15/42	13,561	15,995
	Georgia Power Co.	3.700%	1/30/50	7,495	8,396
[7]	innogy Finance BV	4.750%	1/31/34	1,000	1,739
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	20,606	25,123
	Kentucky Utilities Co.	5.125%	11/1/40	1,894	2,504
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	21,750
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	2,032
[5]	KeySpan Gas East Corp.	5.819%	4/1/41	1,500	2,073
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	20,830
[5]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	12,830
	MidAmerican Energy Co.	5.800%	10/15/36	473	668
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	36,194
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	30,761
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	19,726
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	5,458
[5]	Monongahela Power Co.	5.400%	12/15/43	15,640	20,631
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,000	1,572
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	2,532
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,955	17,787
	Nevada Power Co.	6.650%	4/1/36	5,830	8,517
	Nevada Power Co.	5.375%	9/15/40	16,430	21,436
	Nevada Power Co.	5.450%	5/15/41	21,620	28,721
	Nevada Power Co.	3.125%	8/1/50	1,870	1,963
[5]	New England Power Co.	2.807%	10/6/50	15,615	15,064
	Northern States Power Co.	6.250%	6/1/36	780	1,140
	Northern States Power Co.	6.200%	7/1/37	27,844	41,732
	Northern States Power Co.	5.350%	11/1/39	758	1,065
	Northern States Power Co.	4.000%	8/15/45	805	993
	Northern States Power Co.	3.600%	9/15/47	9,675	11,416
	Northern States Power Co.	4.200%	9/1/48	12,250	15,252
	Northern States Power Co.	2.600%	6/1/51	14,765	14,808
	NRG Energy Inc.	7.250%	5/15/26	99	105
	NSTAR Electric Co.	4.400%	3/1/44	2,630	3,323
	Oglethorpe Power Corp.	4.200%	12/1/42	16,677	16,782
	Ohio Power Co.	4.000%	6/1/49	734	881
	Oklahoma Gas and Electric Co.	4.550%	3/15/44	473	567
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	2,307
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	4,209
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	6,300	7,970
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	8,364
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	20,235
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,715
	PacifiCorp	5.250%	6/15/35	1,232	1,715
	PacifiCorp	6.100%	8/1/36	14,920	21,305
	PacifiCorp	6.250%	10/15/37	7,772	11,272
	PacifiCorp	6.350%	7/15/38	35,944	52,472
	PacifiCorp	6.000%	1/15/39	32,206	45,813
	PacifiCorp	4.100%	2/1/42	19,700	23,094
	PacifiCorp	4.125%	1/15/49	3,837	4,658
	PacifiCorp	4.150%	2/15/50	44,425	54,113
	PacifiCorp	3.300%	3/15/51	4,955	5,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	100	104
	PECO Energy Co.	4.800%	10/15/43	10,365	13,345
	PECO Energy Co.	4.150%	10/1/44	396	486
	PECO Energy Co.	3.700%	9/15/47	15,500	18,293
	PECO Energy Co.	3.900%	3/1/48	27,240	33,076
[5,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	1,877
	PG&E Corp.	5.250%	7/1/30	145	145
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,717
	Potomac Electric Power Co.	7.900%	12/15/38	142	224
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	16,213
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	14,584
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	16,015
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,545
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	15,034
	Public Service Co. of Colorado	6.250%	9/1/37	860	1,282
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	23,594
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	3,464
	Public Service Co. of Colorado	3.800%	6/15/47	570	678
	Public Service Co. of Colorado	4.050%	9/15/49	32,010	39,906
	Public Service Co. of Colorado	3.200%	3/1/50	2,890	3,194
	Public Service Electric and Gas Co.	3.650%	9/1/42	21,083	24,347
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	3,530
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	1,173
	Puget Sound Energy Inc.	5.483%	6/1/35	189	244
	Puget Sound Energy Inc.	6.274%	3/15/37	473	673
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,466
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	22,358
	Puget Sound Energy Inc.	4.434%	11/15/41	1,425	1,665
	Puget Sound Energy Inc.	4.300%	5/20/45	379	466
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	36,726
	Puget Sound Energy Inc.	3.250%	9/15/49	5,595	6,039
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	2,470
	San Diego Gas & Electric Co.	3.320%	4/15/50	3,795	4,081
	Sempra Energy	4.000%	2/1/48	2,685	3,038
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,327
	Southern California Edison Co.	5.625%	2/1/36	925	1,127
	Southern California Edison Co.	5.950%	2/1/38	11,060	14,152
	Southern California Edison Co.	4.500%	9/1/40	14,228	16,086
	Southern California Edison Co.	3.900%	12/1/41	7,660	7,741
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,810
	Southern California Edison Co.	3.900%	3/15/43	21,775	22,683
	Southern California Edison Co.	4.650%	10/1/43	20,739	23,743
	Southern California Edison Co.	3.600%	2/1/45	3,837	3,858
	Southern California Edison Co.	4.000%	4/1/47	31,200	33,439
	Southern California Edison Co.	4.125%	3/1/48	36,182	39,808
	Southern California Edison Co.	3.650%	2/1/50	20,870	21,581
	Southern California Gas Co.	5.125%	11/15/40	1,870	2,404
	Southern California Gas Co.	4.125%	6/1/48	30,835	38,112
	Southern California Gas Co.	4.300%	1/15/49	14,075	17,833
	Southern California Gas Co.	3.950%	2/15/50	947	1,139
	Southern Co.	4.400%	7/1/46	590	707
	Southwestern Public Service Co.	4.500%	8/15/41	23,975	29,774
	Southwestern Public Service Co.	3.400%	8/15/46	3,500	3,799
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	23,394
	Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,640
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	11,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa Electric Co.	6.150%	5/15/37	12,220	16,924
	Union Electric Co.	3.900%	9/15/42	3,326	3,918
	Union Electric Co.	4.000%	4/1/48	20,250	24,482
	Union Electric Co.	3.250%	10/1/49	2,000	2,163
	Virginia Electric and Power Co.	6.000%	5/15/37	57,203	81,711
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,876
	Virginia Electric and Power Co.	4.450%	2/15/44	12,490	16,035
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	10,637
	Virginia Electric and Power Co.	3.800%	9/15/47	29,319	34,920
	Virginia Electric and Power Co.	4.600%	12/1/48	8,710	11,676
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	1,596
[5]	Vistra Operations Co. LLC	5.500%	9/1/26	50	52
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	105	110
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	280	292
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	714
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	2,114
					3,007,636
Total Corporate Bonds (Cost $13,853,268)					16,405,042
Sovereign Bonds (0.8%)
[5]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	670	705
[5]	CDP Financial Inc.	5.600%	11/25/39	1,500	2,137
[5]	Dominican Republic International Bond	5.875%	1/30/60	2,025	1,934
[5]	Export-Import Bank of India	3.875%	2/1/28	960	1,009
	Federative Republic of Brazil	4.750%	1/14/50	1,640	1,611
[5]	Government of Bermuda	3.375%	8/20/50	4,175	4,237
[5,8]	Kingdom of Morocco	2.000%	9/30/30	2,130	2,409
[9]	Mexican Bonos	8.500%	11/18/38	200,000	10,896
[4]	Republic of Chile	3.500%	1/25/50	55,212	60,717
[4]	Republic of Colombia	4.500%	3/15/29	8,300	9,290
	Republic of Colombia	10.375%	1/28/33	1,259	1,959
[8]	Republic of Hungary	1.750%	6/5/35	2,430	3,049
	Republic of Indonesia	3.500%	2/14/50	570	600
	Republic of Indonesia	4.450%	4/15/70	3,300	3,886
[5,8]	Romania	3.375%	1/28/50	921	1,117
	State of Israel	3.375%	1/15/50	333	358
	State of Israel	3.875%	7/3/50	22,910	26,454
	State of Israel	4.500%	4/3/20	4,600	5,960
	United Mexican States	4.500%	4/22/29	4,569	5,152
[4]	United Mexican States	4.750%	4/27/32	8,734	9,940
Total Sovereign Bonds (Cost $142,571)					153,420
Taxable Municipal Bonds (8.5%)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.420%	5/1/21	1,000	1,010
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.620%	5/1/22	1,930	1,987
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	43,316	59,702
	Bay Area Toll Authority Highway Revenue	6.793%	4/1/30	1,579	1,957
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	36,289
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	17,101
	Bay Area Toll Authority Highway Revenue	3.552%	4/1/54	8,595	9,078
	California GO	2.500%	10/1/29	4,500	4,828
	California GO	4.600%	4/1/38	36,195	42,499
	California GO	7.550%	4/1/39	7,765	13,339
	California GO	7.300%	10/1/39	47,286	76,418
	California GO	7.600%	11/1/40	57,860	102,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,136	1,841
	California State University College & University Revenue	2.975%	11/1/51	27,825	28,576
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	13,880
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.899%	12/1/40	43,340	60,455
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.899%	12/1/40	9,620	13,419
[10]	Commonwealth Financing Authority Appropriations Revenue	5.197%	6/1/26	2,417	2,702
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	19,663
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	22,142
	Commonwealth of Massachusetts GO	2.514%	7/1/41	5,570	5,560
	Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	42,811
	Commonwealth of Massachusetts GO	2.900%	9/1/49	1,275	1,328
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	277
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	4,195	4,182
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	2,714
	Duke University College & University Revenue	5.850%	4/1/37	29,490	41,902
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	933	1,345
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	337	493
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,956
	Houston TX GO	6.290%	3/1/32	2,092	2,638
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	14,608
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	3,003
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	26,885
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	2,446
	Los Angeles CA Unified School District GO	6.758%	7/1/34	27,775	40,260
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	20,903
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	546
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	1,849	3,180
	Los Angeles Department of Water Revenue	6.008%	7/1/39	1,136	1,533
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	5,085
	Metropolitan Transportation Authority Miscellaneous Revenue	7.336%	11/15/39	50,780	78,731
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	231
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	898
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	4,900	4,991
[11]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	11,279	13,937
	New Jersey St. Turnpike Authority Highway Revenue	3.729%	1/1/36	6,750	7,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	947	1,552
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	37,862	60,346
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.430%	8/1/30	14,540	16,018
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	3,790
	New York City Water & Sewer System Water Revenue	5.724%	6/15/42	12,711	19,059
	New York City Water & Sewer System Water Revenue	5.952%	6/15/42	18,114	27,802
	New York City Water & Sewer System Water Revenue	6.011%	6/15/42	6,843	10,590
	New York City Water & Sewer System Water Revenue	6.282%	6/15/42	255	257
	New York City Water & Sewer System Water Revenue	6.282%	6/15/42	408	410
	New York City Water & Sewer System Water Revenue	5.882%	6/15/44	32,580	50,353
	New York GO	5.590%	3/1/35	947	1,304
	New York NY GO	6.271%	12/1/37	550	807
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	7,288	9,129
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	8,465	9,423
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	20,975
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	261
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	7,295	8,009
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	11,218
	New York State Urban Development Corp. Income Tax Revenue	3.370%	3/15/30	8,405	9,091
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	21,250	23,821
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	38,153
	Ohio State University College & University Revenue	4.910%	6/1/40	12,300	16,904
	Ohio State University College & University Revenue	4.800%	6/1/11	17,635	24,171
[12]	Oregon School Boards Association GO	4.759%	6/30/28	947	1,081
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	15,909
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	13,763	17,881
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	20,982
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	13,998
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	5,000	5,576
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	32,609
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	35,940	44,236
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	29,094	28,338
	Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	48,580	51,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	1,205
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,870	17,909
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	36,460	36,991
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	4,990	5,874
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	15,017
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,612
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	757	798
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	2,206
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	453	547
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	4,366
	University of California College & University Revenue	4.601%	5/15/31	2,141	2,543
	University of California College & University Revenue	5.770%	5/15/43	473	664
	University of California College & University Revenue	3.931%	5/15/45	17,840	20,266
	University of California College & University Revenue	4.858%	5/15/12	32,223	42,739
	University of California College & University Revenue	4.767%	5/15/15	14,875	19,338
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	9,168	14,434
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	1,334
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	7,608
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	14,400	14,872
	University of Texas System College & University Revenue	4.794%	8/15/46	8,915	11,761
	University of Virginia College & University Revenue	2.256%	9/1/50	14,605	13,717
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	33,812
	Washington GO	5.481%	8/1/39	852	1,221
[10]	Wisconsin Appropriations Revenue	5.700%	5/1/26	1,827	2,138
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,734
Total Taxable Municipal Bonds (Cost $1,385,010)					1,732,232
				Shares
Temporary Cash Investments (4.7%)
Money Market Fund (2.3%)
[13]	Vanguard Market Liquidity Fund	0.112%		4,693,576	469,358

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (2.4%)
Bank of America Securities, LLC (Dated 10/30/20, Repurchase Value $67,701,000, collateralized by Federal Home Loan Mortgage Corp., 3.500%, 2/1/48, with a value of $69,054,000)	0.090%	11/2/20	67,700	67,700
Barclays (Dated 10/30/20, Repurchase Value $69,400,000, collateralized by U.S. Treasury Note/Bond, 2.750%, 6/30/25, with a value of $70,788,000)	0.070%	11/2/20	69,400	69,400
Citigroup Global Markets Inc. (Dated 10/30/20, Repurchase Value $64,000,000, collateralized by U.S. Treasury Bill, 0.000%, 11/3/20–11/5/20 and U.S. Treasury Note/Bond, 1.125%–1.875%, 7/31/21–8/15/50 , with a value of $65,280,000)	0.070%	11/2/20	64,000	64,000
RBC Capital Markets LLC (Dated 10/30/20, Repurchase Value $140,601,000, collateralized by Federal Home Loan Mortgage Corp., 2.000%–4.500%, 1/1/48–10/1/50 and Federal National Mortgage Association, 2.000%–5.500%, 7/1/28–5/1/58, with a value of $143,412,000)	0.080%	11/2/20	140,600	140,600
Wells Fargo & Co. (Dated 10/30/20, Repurchase Value $154,401,000, collateralized by Federal National Mortgage Association, 1.500%–3.500%, 10/1/35–10/1/50, with a value of $157,488,000)	0.090%	11/2/20	154,400	154,400
				496,100
Total Temporary Cash Investments (Cost $965,442)				965,458

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/18/20	0.625%	12,095	43
Total Options Purchased (Cost $18)					43
Total Investments (99.3%) (Cost $17,321,752)					20,303,415
Other Assets and Liabilities—Net (0.7%)					153,006
Net Assets (100%)					20,456,421
Cost is in $000.
1	Securities with a value of $42,723,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $128,799,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $1,039,000 has been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $764,422,000, representing 3.7% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
7	Face amount denominated in British pounds.
8	Face amount denominated in euro.
9	Face amount denominated in Mexican pesos.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
GSI—Goldman Sachs International.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/18/20	0.550%	12,095	(3)

Put Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/18/20	0.550%	12,095	(75)
Total Options Written (Premiums Received $57)					(78)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2020	2,660	367,662	(2,621)
5-Year U.S. Treasury Note	December 2020	109	13,691	(18)
Long U.S. Treasury Bond	December 2020	5,260	907,186	(16,275)
Ultra 10-Year U.S. Treasury Note	December 2020	284	44,668	(556)
Ultra Long U.S. Treasury Bond	December 2020	1,394	299,710	(5,019)
				(24,489)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2020	(220)	(30,408)	228
2-Year U.S. Treasury Note	December 2020	(224)	(49,469)	4
5-Year U.S. Treasury Note	December 2020	(16)	(2,010)	6
Euro-Bobl	December 2020	(19)	(3,007)	(16)
Euro-Bund	December 2020	(78)	(16,002)	(176)
Euro-Buxl	December 2020	(32)	(8,526)	(302)
Euro-Schatz	December 2020	(17)	(2,227)	(4)
Long Gilt	December 2020	(64)	(11,249)	24
Ultra Long U.S. Treasury Bond	December 2020	(3,059)	(657,685)	23,123
				22,887
				(1,602)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	11/25/20	USD	137	AUD	193	1	—
Morgan Stanley Capital Services Inc.	11/25/20	USD	29,418	EUR	25,058	219	—
Morgan Stanley Capital Services Inc.	11/25/20	USD	51	EUR	44	—	—
State Street Bank & Trust Co.	11/25/20	USD	9,383	GBP	7,236	6	—
Citibank, N.A.	11/25/20	USD	660	GBP	510	—	—
Bank of America, N.A.	11/25/20	USD	4	JPY	447	—	—
State Street Bank & Trust Co.	11/25/20	USD	11,442	MXN	243,857	—	(22)
						226	(22)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S34-V1	6/21/25	USD 5,023	5.000	240	(76)
CDX-NA-IG-S34-V1	6/21/25	USD 188,505	1.000	992	1,556
CDX-NA-IG-S35-V1	12/23/25	USD 3,300,527	1.000	60,124	(16,043)
				61,356	(14,563)

Credit Protection Purchased
CDX-NA-HY-S35-V1	12/23/25	USD 7,020	(5.000)	(277)	109
				61,079	(14,454)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
MetLife Inc./A3	12/21/21	GSI	10,000	1.000	110	8	102	—

Credit Protection Purchased
Bank of China Ltd.	12/21/21	BNPSW	300	(1.000)	(4)	—	—	(4)
Federative Republic of Brazil	12/23/25	BOANA	315	(1.000)	17	45	—	(28)
Federative Republic of Brazil	12/23/25	GSCM	315	(1.000)	17	42	—	(25)
Republic of Colombia	12/23/25	GSI	5,100	(1.000)	59	81	—	(22)
Republic of Colombia	12/23/25	GSI	505	(1.000)	7	10	—	(3)
					96	178	—	(82)
					206	186	102	(82)
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1	Periodic premium received/paid quarterly.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund ) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
F. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options on futures contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
H. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
I. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,047,220	—	1,047,220
Corporate Bonds	—	16,405,042	—	16,405,042
Sovereign Bonds	—	153,420	—	153,420
Taxable Municipal Bonds	—	1,732,232	—	1,732,232
Temporary Cash Investments	469,358	496,100	—	965,458
Options Purchased	—	43	—	43
Total	469,358	19,834,057	—	20,303,415
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	226	—	226
Swap Contracts	—	102	—	102
Total	—	328	—	328
Liabilities
Options Written	—	78	—	78
Futures Contracts[1]	1,608	—	—	1,608
Forward Currency Contracts	—	22	—	22
Swap Contracts	1,590[1]	82	—	1,672
Total	3,198	182	—	3,380
1	Represents variation margin on the last day of the reporting period.